Leases - Schedule of Estimated Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026		$ 117,569
2027		117,713
2028		42,320
2029		36,941
2030		38,006
Thereafter		248,209
Total lease payments		600,758
Less imputed interest		(131,159)
Total net present value	$ 448,716	469,599	$ 189,461
2026			12,683
2027		12,637
2028		12,833
2029		12,805
2030		13,036
Thereafter		192,781
Total lease payments			256,775
Less imputed interest		(83,763)
Total net present value	$ 171,713	$ 173,012	$ 100,636